The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of July 31, 2020 (Unaudited)

	Shares	Value ($)
Russia 69.3%
Common Stocks 67.4%
Banks 11.8%
Sberbank of Russia PJSC	2,400,000	7,151,249
Sberbank of Russia PJSC (ADR)*†	1,084,191	12,918,135
		20,069,384
Chemicals 0.0%
Phosagro PJSC (GDR) (Registered)	6,319	74,691

Food & Staples Retailing 5.5%
Magnit PJSC (GDR) (Registered)	499,550	7,408,326
X5 Retail Group NV (GDR) (Registered)	51,884	1,948,763
		9,357,089
Metals & Mining 15.8%
Alrosa PJSC	1,670,000	1,537,177
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)	100,000	702,000
MMC Norilsk Nickel PJSC (ADR) †	205,000	5,385,500
Novolipetsk Steel PJSC (GDR)	239,357	4,677,036
Polymetal International PLC	220,000	5,470,562
Polyus PJSC (GDR) (Registered)	61,859	7,082,855
Severstal PAO (GDR) (Registered)	170,000	2,075,700
		26,930,830
Oil, Gas & Consumable Fuels 29.8%
Gazprom PJSC (ADR)	3,078,242	14,958,523
Lukoil PJSC (ADR)	259,500	17,734,230
Novatek PJSC (GDR) (Registered)	46,440	6,808,104
Rosneft Oil Co PJSC (GDR) (Registered)	872,997	4,136,260
Tatneft PAO (ADR)†	160,548	7,163,652
		50,800,769
Specialty Retail 0.9%
Detsky Mir PJSC	1,000,000	1,575,206

Wireless Telecommunication Services 3.6%
Mobile Telesystems PJSC (ADR)	710,000	6,223,150
Total Common Stocks (Cost $81,061,924)		115,031,119

Preferred Stocks 1.9%
Oil, Gas & Consumable Fuels 1.9%
Surgutneftegas PJSC	6,600,000	3,327,905
Total Preferred Stocks (Cost $3,903,980)		3,327,905
Total Russia (Cost $84,965,904)		118,359,024

Poland 13.1%
Common Stocks
Banks 1.5%
Powszechna Kasa Oszczednosci Bank Polski SA*	296,090	1,726,160
Santander Bank Polska SA*	22,000	886,888
		2,613,048
Diversified Telecommunication Services 0.7%
Orange Polska SA*	650,000	1,225,675

Electric Utilities 0.3%
PGE Polska Grupa Energetyczna SA*	267,719	475,189

Entertainment 2.8%
CD Projekt SA*	44,000	4,741,074

Food & Staples Retailing 0.8%
Eurocash SA*	320,000	1,348,344

Media 0.8%
Cyfrowy Polsat SA*	185,000	1,380,508

	Shares	Value ($)
Metals & Mining 0.5%
KGHM Polska Miedz SA*	24,073	813,338

Oil, Gas & Consumable Fuels 3.7%
Grupa Lotos SA	190,000	2,472,526
Polski Koncern Naftowy ORLEN SA	157,572	2,250,305
Polskie Gornictwo Naftowe i Gazownictwo SA	1,100,000	1,509,006
		6,231,837
Wireless Telecommunication Services 2.0%
PLAY Communications SA 144A	398,964	3,462,650
Total Poland (Cost $25,475,413)		22,291,663

Hungary 6.1%
Common Stocks
Banks 2.1%
OTP Bank PLC*	101,478	3,620,232

Diversified Telecommunication Services 0.6%
Magyar Telekom Telecommunications PLC (ADR)	740,433	935,584

Oil, Gas & Consumable Fuels 1.8%
MOL Hungarian Oil & Gas PLC*	515,985	3,041,980

Pharmaceuticals 1.6%
Richter Gedeon Nyrt	120,000	2,791,512
Total Hungary (Cost $10,721,679)		10,389,308

Turkey 3.0%
Common Stocks
Banks 0.9%
Akbank T.A.S.*	2,000,000	1,501,755

Beverages 0.9%
Anadolu Efes Biracilik ve Malt Sanayii AS	568,841	1,578,099

Food & Staples Retailing 1.2%
Sok Marketler Ticaret AS*	1,050,000	2,020,707
Total Turkey (Cost $5,402,739)		5,100,561

Czech Republic 1.9%
Common Stocks
Banks 1.7%
Komercni banka AS*	40,000	927,259
Moneta Money Bank AS 144A	853,432	1,951,492
		2,878,751
Electric Utilities 0.2%
CEZ AS	15,000	301,472
Total Czech Republic (Cost $5,189,902)		3,180,223

Moldova 1.7%
Common Stocks
Beverages 1.7%
Purcari Wineries PLC* (Cost $2,547,425)	555,000	2,985,549

Austria 0.9%
Common Stocks
Oil, Gas & Consumable Fuels 0.9%
OMV AG* (Cost $1,669,233)	50,000	1,579,686

Securities Lending Collateral 10.5%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.04% (Cost $18,009,751) (a) (b)	18,009,751	18,009,751

Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 0.11% (Cost $4,988,599) (b)	4,988,599	4,988,599

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $158,970,645)	109.4	186,884,364
Other Assets and Liabilities, Net	(9.4)	(16,105,206)
Net Assets	100.0	170,779,158

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 10.5%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.04% (a) (b)
1,269,196	16,740,555(c)	–	–	–	12,342	–	18,009,751	18,009,751
Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 0.11% (b)
3,951,927	54,841,554	53,804,882	–	–	40,190	–	4,988,599	4,988,599
5,221,123	71,582,109	53,804,882	–	–	52,532	–	22,998,350	22,998,350

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2020 amounted to $17,453,115, which is 10.2% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry subgroup level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Russia	$118,359,024	$—	$—	$118,359,024
Poland	22,291,663	—	—	22,291,663
Hungary	10,389,308	—	—	10,389,308
Turkey	5,100,561	—	—	5,100,561
Czech Republic	3,180,223	—	—	3,180,223
Moldova	2,985,549	—	—	2,985,549
Austria	1,579,686	—	—	1,579,686
Short-Term Instruments (d)	22,998,350	—	—	22,998,350
Total	$186,884,364	$—	$—	$186,884,364

(d) See Schedule of Investments for additional detailed categorizations.